Net Finance Costs - Schedule of Information About Finance Income and Costs (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of finance income and costs [line items]
Interest payable on financial liabilities at amortised cost and associated derivatives	£ (32)	£ (30)		£ (31)
Interest on lease liabilities	(25)	(27)		(41)
Net foreign exchange losses	0	0		(6)
Interest on deferred and contingent consideration	(5)	0		0
Interest on Tax Provisions	(7)	(11)		(7)
Finance costs	(71)	(68)	[1],[2]	(107)	[1],[2]
Interest receivable on financial assets at amortised cost	18	5		9
Interest on lease receivables	5	6		9
Net finance income in respect of retirement benefits	9	4		6
Fair value remeasurement of disposal proceeds	0	6		26
Fair value movements on investments held at fair value	28	20		26
Net foreign exchange gains	1	1
Interest on tax provisions	35	0		0
Finance income	123	62	[1],[2]	76	[1],[2]
Net finance costs	52	(6)		(31)
Not designated in hedging relationship [member]
Disclosure of finance income and costs [line items]
Finance costs	(2)	0		(22)
Finance income	£ 27	£ 20		£ 0

[1]	Comparative balances have been restated to reflect the move between operating segments.
[2]	Comparative balances have been restated – see Note 1b.